Note 1 - General	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	GENERAL

Business

O2Micro, Inc. was incorporated in the state of California in the United States of America on March 29, 1995. In March 1997, O2Micro International Limited (the “Company”) was incorporated in the Cayman Islands and all authorized and outstanding common stock, preferred stock, and stock options of O2Micro, Inc. were exchanged for the Company’s ordinary shares, preference shares, and stock options with identical rights and preferences. O2Micro, Inc. became the Company’s subsidiary after the share exchange. The Company designs, develops and markets innovative power management components for the computer, consumer, industrial, automotive and communications markets.

The Company’s ordinary shares (“Shares”) were initially listed on The NASDAQ National Market (“NASDAQ”) on August 23, 2000, and on the Cayman Islands Stock Exchange on February 1, 2001. At the Extraordinary General Meeting of Shareholders (“EGM”) held on November 14, 2005, the shareholders approved a public global offering of the Company’s Shares and various matters related to the offering. Following the approval of these matters, the Company ceased trading its Shares on the NASDAQ, effected a 50-for-1 share split of Shares, created an American depositary share (“ADS”) program for the ADSs to be quoted on the NASDAQ, and delisted the Shares from the NASDAQ on November 25, 2005. The Company commenced trading of ADSs on the NASDAQ on November 28, 2005.

The Company has incorporated various wholly owned subsidiaries in the past, including, among others, O2Micro Electronics, Inc. (“O2Micro-Taiwan”), O2Micro International Japan Ltd. (“O2Micro-Japan”), O2Micro Korea Limited (“O2Micro-Korea”) and O2Micro (China) Co., Ltd. (“O2Micro-China”). O2Micro-Taiwan is engaged in operations and sales support services. O2Micro-Japan and O2Micro-Korea are engaged in sales support services. O2Micro-China and other subsidiaries are mostly engaged in research and development services.